The Gabelli Small Cap Growth Fund

First Quarter Report

December 31, 2011

Morningstar® rated The Gabelli Small Cap Growth Fund Class AAA Shares 5 stars overall and 5 stars for the five and ten year periods and four stars for the three year period ended December 31, 2011 among 580, 485, 296, and 580 Small Blend funds, respectively. Morningstar RatingTM is based on risk-adjusted returns.

Mario J. Gabelli, CFA

To Our Shareholders,

For the quarter ended December 31, 2011, the net asset value (“NAV”) per Class AAA Share of The Gabelli Small Cap Growth Fund increased 10.7% compared with an increase of 15.5% in the Russell 2000 Index.

Enclosed is the schedule of investments as of December 31, 2011.

Comparative Results

Average Annual Returns through December 31, 2011 (a)(b) (Unaudited)
	Quarter	1 Year	5 Year	10 Year	Since Inception (10/22/91)
Class AAA (GABSX)	10.65%	(4.88)%	3.09%	8.82%	12.32%
Russell 2000 Index	15.47	(4.18)	0.15	5.62	5.98	(f)
Class A (GCASX)	10.69	(4.88)	3.09	8.82	12.32
With sales charge (c)	4.20	(10.45)	1.85	8.18	11.99
Class B (GCBSX)	10.46	(5.59)	2.31	8.17	11.98
With contingent deferred sales charge (d)	5.46	(10.31)	1.95	8.17	11.98
Class C (GCCSX)	10.49	(5.58)	2.33	8.18	11.99
With contingent deferred sales charge (e)	9.49	(6.53)	2.33	8.18	11.99
Class I (GACIX)	10.72	(4.66)	3.30	8.93	12.37

In the current prospectus dated January 27, 2012, the expense ratios for Class AAA, A, B, C and I Shares are 1.42%, 1.42%, 2.17%, 2.17% and 1.17%, respectively. Class AAA and Class I Shares have no sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share prices, reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, and Class C Shares on December 31, 2003, and the Class I Shares on January 11, 2008. The actual performance for the Class A Shares, Class B Shares, and Class C Shares would have been lower and for Class I Shares would have been higher due to the differences in expenses associated with these classes of shares. Investing in small capitalization securities involves special risks because these securities may trade less frequently and experience more abrupt price movements than large capitalization securities. The Russell 2000 Index is an unmanaged indicator which measures the performance of the small-cap segment of the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.
(b)	The Fund’s fiscal year ends September 30.
(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(d)	Assuming payment of the maximum contingent deferred sales charge (CDSC). The maximum CDSC for Class B Shares is 5% which is gradually reduced to 0% after six years.
(e)	Assuming payment of the 1% maximum CDSC imposed on redemptions made within one year of purchase.
(f)	Russell 2000 Index since inception performance is as of October 31, 1991.

The Gabelli Small Cap Growth Fund

Schedule of Investments — December 31, 2011 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 91.2%
	Aerospace — 0.0%
25,000	Embraer SA, ADR	$630,500
15,000	Exelis Inc.	135,750

		766,250

	Agriculture — 0.0%
145,000	Black Earth Farming Ltd., SDR†	291,810
12,000	Cadiz Inc.†	115,560
3,500	The Mosaic Co.	176,505

		583,875

	Automotive — 0.7%
880,000	Brembo SpA	7,539,766
120,000	Navistar International Corp.†	4,545,600
13,500	PACCAR Inc.	505,845
100,000	Penske Automotive Group Inc.	1,925,000

		14,516,211

	Automotive: Parts and Accessories — 5.5%
155,000	BorgWarner Inc.†	9,879,700
74,022	China Automotive Systems Inc.†	244,273
945,015	Dana Holding Corp.†	11,481,932
510,000	Federal-Mogul Corp.†	7,522,500
372,303	Midas Inc.†	3,198,083
660,000	Modine Manufacturing Co.†	6,243,600
22,500	Monro Muffler Brake Inc.	872,775
474,500	O’Reilly Automotive Inc.†	37,936,275
33,000	Puradyn Filter Technologies Inc.†	4,950
180,000	SORL Auto Parts Inc.†	419,400
80,375	Spartan Motors Inc.	386,604
326,000	Standard Motor Products Inc.	6,536,300
201,000	Strattec Security Corp. (a)	4,009,950
320,000	Superior Industries International Inc.	5,292,800
520,500	Tenneco Inc.†	15,500,490
340,061	The Pep Boys - Manny, Moe & Jack	3,740,671
27,000	Thor Industries Inc.	740,610
60,000	Wonder Auto Technology Inc.†	48,600

		114,059,513

	Aviation: Parts and Services — 3.4%
25,000	AAR Corp.	479,250
10,000	Astronics Corp.†	358,100
3,750	Astronics Corp., Cl. B†	135,937
5,000	Barnes Group Inc.	120,550
5,000,000	BBA Aviation plc	13,821,593
510,000	Curtiss-Wright Corp.	18,018,300
42,020	Ducommun Inc.	535,755
1,200,965	GenCorp Inc.†	6,389,134
820,600	Kaman Corp.	22,418,792
89,000	Moog Inc., Cl. A†	3,909,770
16,100	Moog Inc., Cl. B†	716,450
68,000	Woodward Inc.	2,783,240

		69,686,871

Shares		Market Value

	Broadcasting — 0.7%
383,700	Acme Communications Inc.	$257,079
195,000	Beasley Broadcast Group Inc., Cl. A†	616,200
23,300	Cogeco Inc.	1,106,736
280,000	Crown Media Holdings Inc., Cl. A†	338,800
2,433	Granite Broadcasting Corp.† (b)	0
320,000	Gray Television Inc.†	518,400
43,000	Gray Television Inc., Cl. A†	59,770
99,000	Liberty Media Corp. - Liberty Capital, Cl. A†	7,726,950
17,000	Pandora Media Inc.†	170,170
551,600	Salem Communications Corp., Cl. A†	1,417,612
180,000	Sinclair Broadcast Group Inc., Cl. A	2,039,400
450,000	Sirius XM Radio Inc.†	819,000

		15,070,117

	Building and Construction — 2.5%
270,000	Beazer Homes USA Inc.†	669,600
275,000	D.R. Horton Inc.	3,467,750
225,000	Hovnanian Enterprises Inc., Cl. A†	326,250
185,000	KB Home	1,243,200
366,500	Layne Christensen Co.†	8,869,300
510,000	Lennar Corp., Cl. A	10,021,500
170,000	MDC Holdings Inc.	2,997,100
170,000	Meritage Homes Corp.†	3,942,300
11,500	Nortek Inc.†	300,840
2,700	NVR Inc.†	1,852,200
345,000	Pulte Group Inc.†	2,176,950
255,000	Ryland Group Inc.	4,018,800
171,000	Standard Pacific Corp.†	543,780
134,015	Texas Industries Inc.	4,124,982
382,000	Toll Brothers Inc.†	7,800,440

		52,354,992

	Business Services — 4.8%
79,500	AboveNet Inc.†	5,168,295
40,000	ACCO Brands Corp.†	386,000
100,033	Arbitron Inc.	3,442,135
115,000	Ascent Capital Group Inc., Cl. A†	5,832,800
453,006	Clear Channel Outdoor Holdings Inc., Cl. A†	5,685,225
435,000	Diebold Inc.	13,080,450
550,000	Edgewater Technology Inc.†	1,512,500
380,000	Furmanite Corp.†	2,397,800
119,000	GP Strategies Corp.†	1,604,120
35,589	GSE Systems Inc.†	69,399
565,000	Intermec Inc.†	3,875,900
255,005	Internap Network Services Corp.†	1,514,730
25,000	Lamar Advertising Co., Cl. A†	687,500
16,500	Landauer Inc.	849,750
1,140,129	Live Nation Entertainment Inc.†	9,474,472
200,000	Macquarie Infrastructure Co. LLC	5,590,000
4,000	MDC Partners Inc., Cl. A	54,080
120,000	Sohgo Security Services Co. Ltd.	1,265,948

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — December 31, 2011 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Business Services (Continued)
170,000	Stamps.com Inc.†	$4,442,100
390,007	The Brink’s Co.	10,483,388
1,940,000	The Interpublic Group of Companies Inc.	18,876,200
55,000	Trans-Lux Corp.†	33,550
32,050	TransAct Technologies Inc.†	232,683
60,000	United Rentals Inc.†	1,773,000
100,000	ValueClick Inc.†	1,629,000

		99,961,025

	Cable — 1.4%
230,000	Adelphia Communications Corp., Cl. A† (b)	0
230,000	Adelphia Communications Corp., Cl. A, Escrow† (b)	0
230,000	Adelphia Recovery Trust†	1,150
180,000	AMC Networks Inc., Cl. A†	6,764,400
500,000	Cablevision Systems Corp., Cl. A	7,110,000
10,000	Cogeco Cable Inc.	504,049
235,000	DIRECTV, Cl. A†	10,048,600
50,000	DISH Network Corp., Cl. A	1,424,000
40,000	EchoStar Corp., Cl. A†	837,600
9,329	Liberty Global Inc., Cl. A†	382,769
9,329	Liberty Global Inc., Cl. C†	368,682
470,325	LIN TV Corp., Cl. A†	1,989,473
40,000	Outdoor Channel Holdings Inc.	298,400

		29,729,123

	Closed-End Business Development Company — 0.1%
115,000	MVC Capital Inc.	1,332,850

	Closed-End Funds — 0.2%
96,000	The Central Europe and Russia Fund Inc.	2,740,800
38,225	The European Equity Fund Inc.	227,057
54,000	The New Germany Fund Inc.	663,120

		3,630,977

	Commercial Services — 0.5%
140,000	Garda World Security Corp., Cl. A†	1,004,564
275,000	Loomis AB, Cl. B	3,955,943
102,000	McGrath Rentcorp	2,956,980
775,000	Swisher Hygiene Inc.†	2,883,190

		10,800,677

	Communications Equipment — 1.1%
140,000	Communications Systems Inc.	1,968,400
90,000	Sycamore Networks Inc.†	1,611,000
350,012	Thomas & Betts Corp.†	19,110,655

		22,690,055

	Computer Software and Services — 1.8%
160,000	Activision Blizzard Inc.	1,971,200
30,000	AOL Inc.†	453,000

Shares		Market Value

285,000	EarthLink Inc.	$1,835,400
78,000	Electronic Arts Inc.†	1,606,800
130,000	Emulex Corp.†	891,800
255,000	FalconStor Software Inc.†	657,900
410,000	Global Sources Ltd.†	1,988,500
6,000	Guidance Software Inc.†	38,880
6,000	InterXion Holding NV†	80,700
6,000	KIT Digital Inc.†	50,700
60,000	Mentor Graphics Corp.†	813,600
30,000	Mercury Computer Systems Inc.†	398,700
20,187	MKS Instruments Inc.	561,602
475,000	NCR Corp.†	7,818,500
75,000	Quantum Corp.†	180,000
100,000	Rockwell Automation Inc.	7,337,000
39,500	Stratasys Inc.†	1,201,195
300,000	Tyler Technologies Inc.†	9,033,000

		36,918,477

	Consumer Products — 1.9%
270,000	1-800-FLOWERS.COM Inc., Cl. A†	594,000
17,250	Adams Golf Inc.†	105,570
50,000	Brunswick Corp.	903,000
33,500	Chofu Seisakusho Co. Ltd.	848,272
60,000	Church & Dwight Co. Inc.	2,745,600
200,000	Eastman Kodak Co.†	129,900
5,000	Elizabeth Arden Inc.†	185,200
2,000	Harley-Davidson Inc.	77,740
25,012	Harman International Industries Inc.	951,456
370,001	Marine Products Corp.†	1,835,205
15,500	National Presto Industries Inc.	1,450,800
450,000	Sally Beauty Holdings Inc.†	9,508,500
830,994	Schiff Nutrition International Inc.†	8,891,636
3,400	SodaStream International Ltd.†	111,146
6,907	Steven Madden Ltd.†	238,292
230,000	Stewart Enterprises Inc., Cl. A	1,324,800
150,000	Swedish Match AB	5,324,722
87,425	Syratech Corp.†	7,405
20,500	The Scotts Miracle-Gro Co., Cl. A	957,145
22,000	WD-40 Co.	889,020
68,000	Wolverine World Wide Inc.	2,423,520

		39,502,929

	Consumer Services — 1.1%
52,000	Bowlin Travel Centers Inc.†	71,500
2,750	Collectors Universe Inc.	40,068
20,000	IAC/InterActiveCorp.	852,000
257,317	KAR Auction Services Inc.†	3,473,780
240,000	Martha Stewart Living Omnimedia Inc., Cl. A†	1,056,000
600,000	Rollins Inc.	13,332,000
65,000	SearchMedia Holdings Ltd.†	42,250
495,000	TiVo Inc.†	4,440,150

		23,307,748

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — December 31, 2011 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Diversified Industrial — 6.9%
28,000	Acuity Brands Inc.	$1,484,000
33,000	Aegion Corp.†	506,220
110,000	Albany International Corp., Cl. A	2,543,200
4,000	American Railcar Industries Inc.†	95,720
206,806	Ampco-Pittsburgh Corp.	3,999,628
6,000	Anixter International Inc.†	357,840
420,000	Crane Co.	19,618,200
3,000	ESCO Technologies Inc.	86,340
18,000	Foster Wheeler AG†	344,520
14,000	Gardner Denver Inc.	1,078,840
78,000	Greif Inc., Cl. A	3,552,900
119,196	Greif Inc., Cl. B	5,369,780
1,207,100	Griffon Corp.	11,020,823
370,000	Handy & Harman Ltd.†	3,663,000
190,000	Jardine Strategic Holdings Ltd.	5,257,300
416,000	Katy Industries Inc.† (a)	142,480
56,073	Kaydon Corp.	1,710,226
25,000	Key Technology Inc.†	323,500
1,000	L.B. Foster Co., Cl. A	28,290
24,600	Lawson Products Inc.	379,578
98,000	Lincoln Electric Holdings Inc.	3,833,760
71,000	Lindsay Corp.	3,897,190
15,002	Lydall Inc.†	142,369
60,000	Magnetek Inc.†	516,600
32,000	Matthews International Corp., Cl. A	1,005,760
450,123	Myers Industries Inc.	5,554,518
572,600	National Patent Development Corp.†	1,082,214
140,000	Oil-Dri Corp. of America	2,833,600
132,000	Olin Corp.	2,593,800
297,000	Park-Ohio Holdings Corp.†	5,298,480
87,000	Precision Castparts Corp.	14,336,730
33,000	Raven Industries Inc.	2,042,700
32,000	Roper Industries Inc.	2,779,840
250,000	Sevcon Inc.† (a)	1,170,000
96,000	Sonoco Products Co.	3,164,160
125,070	Standex International Corp.	4,273,642
170,007	Terex Corp.†	2,296,795
387,000	Textron Inc.	7,155,630
376,773	Tredegar Corp.	8,371,896
93,000	Trinity Industries Inc.	2,795,580
147,000	Tyco International Ltd.	6,866,370
31,000	Winnebago Industries Inc.†	228,780

		143,802,799

	Educational Services — 0.3%
67,000	Career Education Corp.†	533,990
505,000	Corinthian Colleges Inc.†	1,095,850
432,065	Universal Technical Institute Inc.†	5,521,791

		7,151,631

Shares		Market Value

	Electronics — 1.7%
100,000	Badger Meter Inc.	$2,943,000
249,000	Bel Fuse Inc., Cl. A (a)	5,233,980
41,810	CSR plc, ADR†	477,888
566,008	CTS Corp.	5,207,274
73,000	Cypress Semiconductor Corp.†	1,232,970
53,000	Gentex Corp.	1,568,270
100,055	Greatbatch Inc.†	2,211,215
20,000	IMAX Corp.†	366,600
8,000	International Rectifier Corp.†	155,360
112,000	KEMET Corp.†	789,600
270,000	MEMC Electronic Materials Inc.†	1,063,800
110,000	Methode Electronics Inc.	911,900
6,000	MOCON Inc.	95,640
313,000	Park Electrochemical Corp.	8,019,060
180,000	Pulse Electronics Corp.	504,000
180,000	Stoneridge Inc.†	1,517,400
230,000	Trident Microsystems Inc.†	41,400
120,000	Zygo Corp.†	2,118,000

		34,457,357

	Energy and Utilities — 7.3%
7,500	A123 Systems Inc.†	12,075
380,000	Black Hills Corp.	12,760,400
110,000	Callon Petroleum Co.†	546,700
55,000	Central Vermont Public Service Corp.	1,930,500
110,000	CH Energy Group Inc.	6,421,800
36,000	Chesapeake Utilities Corp.	1,560,600
45,000	CMS Energy Corp.	993,600
23,000	Connecticut Water Service Inc.	623,990
6,000	Consolidated Water Co. Ltd.	51,480
155,000	Covanta Holding Corp.	2,121,950
9,000	Dawson Geophysical Co.†	355,770
415,000	El Paso Electric Co.	14,375,600
48,000	Energy Recovery Inc.†	123,840
22,520	Gamesa Corporacion Tecnologica SA	93,560
3,000	Genie Energy Ltd.	23,790
220,000	Great Plains Energy Inc.	4,791,600
70,000	Key Energy Services Inc.†	1,082,900
45,000	Middlesex Water Co.	839,700
48,000	National Fuel Gas Co.	2,667,840
90,000	NorthWestern Corp.	3,221,100
80,000	Oceaneering International Inc.	3,690,400
220,000	Otter Tail Corp.	4,844,400
10,000	Patterson-UTI Energy Inc.	199,800
78,000	Pennichuck Corp.	2,248,740
1,220,372	PNM Resources Inc.	22,247,382
132,000	Rowan Companies Inc.†	4,003,560
1,510,000	RPC Inc.	27,557,500
145,000	SJW Corp.	3,427,800
300,000	Southern Union Co.	12,633,000

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — December 31, 2011 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
190,096	Southwest Gas Corp.	$8,077,179
45,000	Tesoro Corp.†	1,051,200
13,000	The Laclede Group Inc.	526,110
45,000	The York Water Co.	793,800
25,000	Union Drilling Inc.†	156,000
10,000	Vestas Wind Systems A/S†	107,952
70,000	Voyager Oil & Gas Inc.†	179,900
220,000	Westar Energy Inc.	6,331,600

		152,675,118

	Entertainment — 1.6%
100,000	Carmike Cinemas Inc.†	688,000
6,048	Chestnut Hill Ventures† (b)	399,611
32,000	Discovery Communications Inc., Cl. A†	1,311,040
32,000	Discovery Communications Inc., Cl. C†	1,206,400
345,050	Dover Motorsports Inc.†	358,852
249,000	Fisher Communications Inc.†	7,178,670
29,000	International Speedway Corp., Cl. A	735,150
5,500	International Speedway Corp., Cl. B	187,193
10,000	Rovi Corp.†	245,800
432,000	Take-Two Interactive Software Inc.†	5,853,600
296,000	The Madison Square Garden Co., Cl. A†	8,477,440
210,000	Universal Entertainment Corp.	5,808,627
43,000	World Wrestling Entertainment Inc., Cl. A	400,760

		32,851,143

	Environmental Services — 0.5%
400,000	Republic Services Inc.	11,020,000

	Equipment and Supplies — 9.3%
22,500	A.O. Smith Corp.	902,700
374,000	AMETEK Inc.	15,745,400
5,000	AZZ Inc.	227,200
494,000	Baldwin Technology Co. Inc., Cl. A†	445,143
25,000	Belden Inc.	832,000
55,000	Capstone Turbine Corp.†	63,800
537,071	CIRCOR International Inc.	18,963,977
343,000	CLARCOR Inc.	17,146,570
330,000	Core Molding Technologies Inc.†	2,659,800
168,000	Crown Holdings Inc.†	5,641,440
4,000	Danaher Corp.	188,160
90,000	Donaldson Co. Inc.	6,127,200
222,000	Entegris Inc.†	1,936,950
320,000	Federal Signal Corp.†	1,328,000
103,000	Flowserve Corp.	10,229,960
160,000	Franklin Electric Co. Inc.	6,969,600
222,000	Gerber Scientific Inc., Escrow† (b)	2,220
155,000	Graco Inc.	6,337,950
1,082,000	GrafTech International Ltd.†	14,769,300
101,000	IDEX Corp.	3,748,110

Shares		Market Value

550,000	Interpump Group SpA	$3,697,987
13,000	Itron Inc.†	465,010
7,000	Jarden Corp.	209,160
40,000	Littelfuse Inc.	1,719,200
232,000	Lufkin Industries Inc.	15,615,920
55,000	Maezawa Kyuso Industries Co. Ltd.	754,580
82,000	Met-Pro Corp.	741,280
6,000	Mine Safety Appliances Co.	198,720
70,013	Mueller Industries Inc.	2,689,899
12,000	Plantronics Inc.	427,680
2,000	Regal-Beloit Corp.	101,940
135,000	Robbins & Myers Inc.	6,554,250
110,032	SL Industries Inc.†	1,782,518
5,000	Teleflex Inc.	306,450
300,000	Tennant Co.	11,661,000
645,188	The Gorman-Rupp Co.	17,516,854
85,000	The Greenbrier Companies Inc.†	2,063,800
231,752	The L.S. Starrett Co., Cl. A	2,978,013
100,000	The Manitowoc Co. Inc.	919,000
23,400	The Middleby Corp.†	2,200,536
8,000	Valmont Industries Inc.	726,320
94,000	Vicor Corp.	748,240
7,875	Watsco Inc., Cl. B	514,001
153,000	Watts Water Technologies Inc., Cl. A	5,234,130

		194,091,968

	Financial Services — 4.3%
10,616	Alleghany Corp.†	3,028,639
25,287	Argo Group International Holdings Ltd.	732,312
480,000	Artio Global Investors Inc.	2,342,400
335,000	BBCN Bancorp Inc.†	3,165,750
10,121	BCB Holdings Ltd.†	4,244
122,000	BKF Capital Group Inc.†	135,420
12,500	Capitol Federal Financial Inc.	144,250
22,000	Crazy Woman Creek Bancorp Inc.†	193,490
150,000	Discover Financial Services	3,600,000
40,000	Duff & Phelps Corp., Cl. A	580,000
110,000	Epoch Holding Corp.	2,445,300
8,430	Fidelity Southern Corp.	51,254
330,000	First Niagara Financial Group Inc.	2,847,900
190,000	Flushing Financial Corp.	2,399,700
115,000	Fortress Investment Group LLC, Cl. A†	388,700
1,110,000	GAM Holding AG†	12,053,657
49,500	Hudson Valley Holding Corp.	1,050,390
950,000	Janus Capital Group Inc.	5,994,500
240,000	KBW Inc.	3,643,200
750,072	KKR & Co. LP	9,623,424
180,000	Legg Mason Inc.	4,329,000
3,105	Leucadia National Corp.	70,608
24,000	M&T Bank Corp.	1,832,160
1,000	Manning & Napier Inc.†	12,490

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — December 31, 2011 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Financial Services (Continued)
60,024	Medallion Financial Corp.	$683,073
250,000	Och-Ziff Capital Management Group LLC, Cl. A	2,102,500
165,000	Oritani Financial Corp.	2,107,050
32,000	PrivateBancorp Inc.	351,360
176,100	Steel Excel Inc.†	4,226,400
235,000	Sterling Bancorp	2,030,400
340,000	SWS Group Inc.	2,335,800
10,000	T. Rowe Price Group Inc.	569,500
183,600	The Charles Schwab Corp.	2,067,336
11,033	Tree.com Inc.†	61,674
10,000	Universal American Corp.	127,100
5,000	Value Line Inc.	51,400
478,000	Waddell & Reed Financial Inc., Cl. A	11,840,060
10,121	Waterloo Investment Holdings Ltd.† (b)	629

		89,223,070

	Food and Beverage — 7.6%
590,040	Arca Continental SAB de CV	2,515,810
38,100	Brown-Forman Corp., Cl. A	3,020,187
5,000	Brown-Forman Corp., Cl. B	402,550
200,000	Bull-Dog Sauce Co. Ltd.	400,156
4,800,000	China Tontine Wines Group Ltd.	574,769
280,000	Corn Products International Inc.	14,725,200
900,000	Davide Campari - Milano SpA	5,993,011
210,000	Dean Foods Co.†	2,352,000
365,000	Denny’s Corp.†	1,372,400
20,000	Diamond Foods Inc.	645,400
326,000	Dr Pepper Snapple Group Inc.	12,870,480
3,300,000	Dynasty Fine Wines Group Ltd.	760,564
40,000	Farmer Brothers Co.	305,600
190,000	Feihe International Inc.†	492,100
370,000	Flowers Foods Inc.	7,022,600
21,500	Green Mountain Coffee Roasters Inc.†	964,275
160,000	ITO EN Ltd.	2,752,241
25,000	J & J Snack Foods Corp.	1,332,000
1,325,000	Kikkoman Corp.	15,217,617
250,000	Lifeway Foods Inc.†	2,410,000
3,000	MEIJI Holdings Co. Ltd.	124,529
70,000	MGP Ingredients Inc.	352,800
450,000	Morinaga Milk Industry Co. Ltd.	1,742,237
85,000	NISSIN FOODS HOLDINGS CO. LTD.	3,329,544
18,000	Nutrisystem Inc.	232,740
4,000,000	Parmalat SpA	6,885,394
72,000	Peet’s Coffee & Tea Inc.†	4,512,960
50,000	Ralcorp Holdings Inc.†	4,275,000
162,000	Rock Field Co. Ltd.	2,691,932
260,000	Smart Balance Inc.†	1,393,600
580,036	Snyders-Lance Inc.	13,050,810
47,000	The Boston Beer Co. Inc., Cl. A†	5,102,320

Shares		Market Value

410,000	The Hain Celestial Group Inc.†	$15,030,600
66,000	The J.M. Smucker Co.	5,159,220
700,000	Tingyi (Cayman Islands) Holding Corp.	2,127,057
242,946	Tootsie Roll Industries Inc.	5,750,532
90,000	United Natural Foods Inc.†	3,600,900
5,000	Vina Concha Y Toro SA, ADR	187,500
1,200,000	Vitasoy International Holdings Ltd.	883,784
20,000	Willamette Valley Vineyards Inc.†	59,800
175,000	Yakult Honsha Co. Ltd.	5,513,512
65,000	Zhongpin Inc.†	553,800

		158,689,531

	Health Care — 5.3%
30,000	Alere Inc.†	692,700
50,000	Align Technology Inc.†	1,186,250
100,000	Allergan Inc.	8,774,000
115,000	American Dental Partners Inc.†	2,165,450
105,000	AngioDynamics Inc.†	1,555,050
8,000	Anika Therapeutics Inc.†	78,400
147,000	ArthroCare Corp.†	4,656,960
9,000	Bio-Rad Laboratories Inc., Cl. A†	864,360
86,000	Bio-Reference Laboratories Inc.†	1,399,220
52,030	BioLase Technology Inc.†	133,718
20,000	Bruker Corp.†	248,400
87,036	Cantel Medical Corp.	2,430,915
228,500	Cepheid Inc.†	7,862,685
169,000	Chemed Corp.	8,654,490
66,000	CONMED Corp.†	1,694,220
420,000	Cutera Inc.†	3,129,000
15,000	Cynosure Inc., Cl. A†	176,400
96,000	DexCom Inc.†	893,760
28,700	DGT Holdings Corp.†	315,126
187,024	Exactech Inc.†	3,080,285
255,000	Gentiva Health Services Inc.†	1,721,250
44,000	Henry Schein Inc.†	2,834,920
4,000	Heska Corp.†	29,200
26,000	ICU Medical Inc.†	1,170,000
320,000	IRIS International Inc.†	2,992,000
42,000	Life Technologies Corp.†	1,634,220
154,000	MAKO Surgical Corp.†	3,882,340
6,000	Medivir AB, Cl. B†	57,977
2,001	Metropolitan Health Networks Inc.†	14,947
40,000	MWI Veterinary Supply Inc.†	2,657,600
8,000	Neogen Corp.†	245,120
4,000	Nobel Biocare Holding AG†	46,503
50,000	Nordion Inc.	418,000
7,500	NuVasive Inc.†	94,425
105,000	Opko Health Inc.†	514,500
71,000	Orthofix International NV†	2,501,330
45,000	Owens & Minor Inc.	1,250,550
375,000	Pain Therapeutics Inc.†	1,425,000
385,000	Palomar Medical Technologies Inc.†	3,580,500

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — December 31, 2011 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Health Care (Continued)
66,000	Par Pharmaceutical Cos. Inc.†	$2,160,180
30,000	PSS World Medical Inc.†	725,700
628,500	Quidel Corp.†	9,509,205
240,002	Rochester Medical Corp.†	1,989,617
230,000	RTI Biologics Inc.†	1,021,200
960,000	Sorin SpA†	1,472,335
20,500	STERIS Corp.	611,310
2,300	Straumann Holding AG	396,923
2,000	Stryker Corp.	99,420
75,000	SurModics Inc.†	1,099,500
14,000	Syneron Medical Ltd.†	154,980
7,000	Techne Corp.	477,820
70,000	The Cooper Companies Inc.	4,936,400
48,000	United-Guardian Inc.	732,000
77,000	Vascular Solutions Inc.†	857,010
385,000	Wright Medical Group Inc.†	6,352,500
19,800	Young Innovations Inc.	586,674

		110,244,545

	Home Furnishings — 0.2%
110,000	Bassett Furniture Industries Inc.	823,900
47,000	Bed Bath & Beyond Inc.†	2,724,590

		3,548,490

	Hotels and Gaming — 2.8%
70,000	Ante5 Inc.†	59,500
225,000	Boyd Gaming Corp.†	1,678,500
110,000	Canterbury Park Holding Corp.†	1,464,100
195,392	Churchill Downs Inc.	10,185,785
135,000	Dover Downs Gaming & Entertainment Inc.	288,900
375,002	Gaylord Entertainment Co.†	9,052,548
400,000	Genting Singapore plc†	465,672
18,000	Home Inns & Hotels Management Inc., ADR†	464,400
100,000	Lakes Entertainment Inc.†	188,000
199,000	Las Vegas Sands Corp.†	8,503,270
1,400,000	Mandarin Oriental International Ltd.	2,100,000
67,400	Morgans Hotel Group Co.†	397,660
165,000	Orient-Express Hotels Ltd., Cl. A†	1,232,550
100,000	Penn National Gaming Inc.†	3,807,000
394,920	Pinnacle Entertainment Inc.†	4,012,387
180,000	Sonesta International Hotels Corp., Cl. A†	5,526,000
2,200,000	The Hongkong & Shanghai Hotels Ltd.	2,438,905
272,059	The Marcus Corp.	3,430,664
24,000	Wynn Resorts Ltd.	2,651,760

		57,947,601

	Machinery — 1.6%
120,000	Astec Industries Inc.†	3,865,200
453,000	CNH Global NV†	16,303,470
14,000	Global Power Equipment Group Inc.†	332,500
69,000	Kennametal Inc.	2,519,880

Shares		Market Value

6,000	Nordson Corp.	$247,080
124,700	Twin Disc Inc.	4,529,104
127,000	Zebra Technologies Corp., Cl. A†	4,544,060

		32,341,294

	Manufactured Housing and Recreational Vehicles — 0.3%
75,000	Cavco Industries Inc.†	3,004,500
15,000	Drew Industries Inc.†	367,950
32,000	Nobility Homes Inc.†	182,720
19,000	Polaris Industries Inc.	1,063,620
190,000	Skyline Corp.	826,500

		5,445,290

	Metals and Mining — 1.0%
52,003	Barrick Gold Corp.	2,353,136
280,000	Century Aluminum Co.†	2,382,800
10,000	Inmet Mining Corp	642,945
106,000	Ivanhoe Mines Ltd.†	1,878,320
140,000	Kinross Gold Corp.	1,596,000
200,000	Lynas Corp Ltd.†	213,765
346,900	Materion Corp.†	8,422,732
108,000	Molycorp Inc.†	2,589,840
2,000	Northwest Pipe Co.†	45,720
52,100	Stillwater Mining Co.†	544,966
15,000	Yamana Gold Inc.	220,350

		20,890,574

	Paper and Forest Products — 0.1%
19,000	Schweitzer-Mauduit International Inc.	1,262,740
110,000	Wausau Paper Corp.	908,600

		2,171,340

	Publishing — 1.0%
65,000	Belo Corp., Cl. A	409,500
80,000	Cambium Learning Group Inc.†	241,600
1,635,000	Il Sole 24 Ore SpA†	1,489,730
12,000	John Wiley & Sons Inc., Cl. B	532,800
1,066,000	Journal Communications Inc., Cl. A†	4,690,400
1,057,553	Media General Inc., Cl. A†	4,304,241
30,000	Meredith Corp.	979,500
260,000	News Corp., Cl. A	4,638,400
415,000	The E.W. Scripps Co., Cl. A†	3,324,150

		20,610,321

	Real Estate — 1.3%
20,150	Capital Properties Inc., Cl. A	167,849
15,000	Capital Properties Inc., Cl. B (b)	124,950
130,000	Cohen & Steers Inc.	3,757,000
200,000	Griffin Land & Nurseries Inc.	5,292,000
10,700	Gyrodyne Co. of America Inc.†	1,087,441
107,000	Morguard Corp.	7,964,476
538,060	The St. Joe Co.†	7,887,960

		26,281,676

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — December 31, 2011 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Retail — 5.9%
125,000	99 Cents Only Stores†	$2,743,750
257,000	Aaron’s Inc.†	6,856,760
243,000	AutoNation Inc.†	8,959,410
19,000	Barnes & Noble Inc.†	275,120
16,000	Best Buy Co. Inc.	373,920
130,500	Big 5 Sporting Goods Corp.	1,362,420
22,000	Biglari Holdings Inc.†	8,101,280
369,000	Casey’s General Stores Inc.	19,007,190
560,000	Coldwater Creek Inc.†	660,800
36,000	Collective Brands Inc.†	517,320
42,792	Copart Inc.†	2,049,309
2,500	Dunkin’ Brands Group Inc.†	62,450
110,000	HSN Inc.	3,988,600
660,551	Ingles Markets Inc., Cl. A (a)	9,947,898
22,000	J.C. Penney Co. Inc.	773,300
390,000	Krispy Kreme Doughnuts Inc.†	2,550,600
180,000	Macy’s Inc.	5,792,400
60,000	Movado Group Inc.	1,090,200
149,000	Nathan’s Famous Inc.†	3,131,980
500,000	Pier 1 Imports Inc.†	6,965,000
59,000	Regis Corp.	976,450
300,000	Rush Enterprises Inc., Cl. B†	5,151,000
5,000	Teavana Holdings Inc.†	93,900
340,000	The Bon-Ton Stores Inc.	1,145,800
372,900	The Cheesecake Factory Inc.†	10,944,615
100,000	The Great Atlantic & Pacific Tea Co. Inc.†	3,990
168,000	The Wendy’s Co.	900,480
189,500	Tractor Supply Co.	13,293,425
36,000	Village Super Market Inc., Cl. A	1,024,200
53,000	Weis Markets Inc.	2,116,820
182,000	Winn-Dixie Stores Inc.†	1,707,160

		122,567,547

	Specialty Chemicals — 3.8%
55,000	A. Schulman Inc.	1,164,900
26,000	Airgas Inc.	2,030,080
84,000	Albemarle Corp.	4,326,840
72,000	Ashland Inc.	4,115,520
325,000	Chemtura Corp.†	3,685,500
11,000	Cytec Industries Inc.	491,150
2,211,290	Ferro Corp.†	10,813,208
345,000	H.B. Fuller Co.	7,972,950
70,600	Hawkins Inc.	2,602,316
940,000	Huntsman Corp.	9,400,000
85,000	Material Sciences Corp.†	693,600
35,800	NewMarket Corp.	7,092,338
350,000	Omnova Solutions Inc.†	1,613,500
65,800	Penford Corp.†	334,922

Shares		Market Value

13,000	Quaker Chemical Corp.	$505,570
99,000	Rockwood Holdings Inc.†	3,897,630
265,000	Sensient Technologies Corp.	10,043,500
602,000	Zep Inc.	8,415,960

		79,199,484

	Telecommunications — 1.5%
55,000	Atlantic Tele-Network Inc.	2,147,750
1,800,000	Cincinnati Bell Inc.†	5,454,000
6,795	Community Service Communications Inc. †	6,999
110,000	HickoryTech Corp.	1,218,800
3,000	IDT Corp., Cl. B	28,140
32,000	Ixia†	336,320
37,000	Loral Space & Communications Inc.†	2,400,560
128,000	New ULM Telecom Inc.	896,000
116,000	Rogers Communications Inc., Cl. B	4,467,160
63,000	Shenandoah Telecommunications Co.	660,240
1,600,000	Sprint Nextel Corp.†	3,744,000
37,584	Verizon Communications Inc.	1,507,870
815,000	VimpelCom Ltd., ADR	7,718,050
95,000	Windstream Corp.	1,115,300
53,000	Winstar Communications Inc.† (b)	53

		31,701,242

	Transportation — 1.1%
474,000	GATX Corp.	20,694,840
2,000	Grupo TMM SA, Cl. A, ADR†	2,860
2,000(c)	Irish Continental Group plc	37,766
8,004	Kirby Corp.†	526,983
133,000	Providence and Worcester Railroad Co.	1,516,200
61,000	RailAmerica Inc.†	908,290

		23,686,939

	Wireless Communications — 0.1%
25,000	Millicom International Cellular SA, SDR	2,504,704

	TOTAL COMMON STOCKS	1,898,015,354

	PREFERRED STOCKS — 0.1%
	Automotive: Parts and Accessories — 0.1%
50,000	Jungheinrich AG Pfd.	1,225,652

	CONVERTIBLE PREFERRED STOCKS — 0.2%
	Business Services — 0.2%
200,000	Trans-Lux, Cv. Pfd., Ser A	5,265,000

	RIGHTS — 0.1%
	Health Care — 0.1%
970,000	Sanofi, CVR, expire 12/31/20†	1,164,000

	WARRANTS — 0.0%
	Automotive: Parts and Accessories — 0.0%
4,531	Federal-Mogul Corp., expire 12/27/14†	544

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — December 31, 2011 (Unaudited)

Shares		Market Value

	WARRANTS (Continued)
	Broadcasting — 0.0%
6,082	Granite Broadcasting Corp., Ser. A, expire 06/04/12† (b)	$1
3,430	Granite Broadcasting Corp., Ser. B, expire 06/04/12† (b)	0

		1

	Business Services — 0.0%
2,000,000	Trans-Lux, Ser. A, expire 11/14/12†	225,544

	Consumer Services — 0.0%
120,000	SearchMedia Holdings Ltd., expire 11/19/12†	7,200

	Retail — 0.0%
230,189	Talbots Inc., expire 04/06/15†	4,834

	TOTAL WARRANTS	238,123

Principal Amount

	CONVERTIBLE CORPORATE BONDS — 0.0%
	Hotels and Gaming — 0.0%
$400,000	Gaylord Entertainment Co., Cv., 3.750%, 10/01/14 (d)	447,000

	CORPORATE BONDS — 0.0%
	Computer Software and Services — 0.0%
300,000	Exodus Communications Inc., Sub. Deb., 5.250%, 02/15/12† (b)	0

	U.S. GOVERNMENT OBLIGATIONS — 8.4%
174,361,000	U.S. Treasury Bills, 0.000% to 0.075%††, 01/12/12 to 06/21/12	174,344,298

	TOTAL INVESTMENTS — 100.0% (Cost $1,548,608,237)	$2,080,699,427

	Aggregate tax cost	$1,556,052,209

	Gross unrealized appreciation	$676,093,238
	Gross unrealized depreciation	(151,446,020)

	Net unrealized appreciation/depreciation	$524,647,218

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
(b)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At December 31, 2011, the market value of fair valued securities amounted to $527,464 or 0.03% of total investments.
(c)	Denoted in units.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the market value of Rule 144A securities amounted to $447,000 or 0.02% of total investments.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
SDR	Swedish Depositary Receipt

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation.  Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and nonfinancial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

The Gabelli Small Cap Growth Fund

Notes to Schedule of Investments (Continued) (Unaudited)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2011 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 12/31/11
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Broadcasting	$15,070,117	—	$0	$15,070,117
Cable	29,729,123	—	0	29,729,123
Consumer Products	39,495,524	$7,405	—	39,502,929
Entertainment	32,451,532	—	399,611	32,851,143
Equipment and Supplies	194,089,748	—	2,220	194,091,968
Financial Services	89,222,441	—	629	89,223,070
Real Estate	26,156,726	124,950	—	26,281,676
Telecommunications	31,701,189	—	53	31,701,242
Other Industries (a)	1,439,564,086	—	—	1,439,564,086
Total Common Stocks	1,897,480,486	132,355	402,513	1,898,015,354
Preferred Stocks (a)	1,225,652	—	—	1,225,652
Convertible Preferred Stocks (a)	—	5,265,000	—	5,265,000
Rights (a)	1,164,000	—	—	1,164,000
Warrants:
Broadcasting	—	—	1	1
Business Services	—	225,544	—	225,544
Other Industries (a)	12,578	—	—	12,578
Total Warrants	12,578	225,544	1	238,123
Convertible Corporate Bonds (a)	—	447,000	—	447,000
Corporate Bonds (a)	—	—	0	0
U.S. Government Obligations	—	174,344,298	—	174,344,298
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,899,882,716	$180,414,197	$402,514	$2,080,699,427

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have significant transfers between Level 1 and Level 2 during the period ended December 31, 2011. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

The Gabelli Small Cap Growth Fund

Notes to Schedule of Investments (Continued) (Unaudited)

The following table reconciles Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance as of 9/30/11	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ depreciation	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 12/31/11	Net change in unrealized appreciation/ depreciation during the period on Level 3 investments still held at 12/31/11
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Broadcasting	$0	$—	$—	$—	$—	$—	$—	$—	$0	$—
Cable	0	—	—	—	—	—	—	—	0	—
Entertainment	351,877	—	—	47,734	—	—	—	—	399,611	47,734
Equipment and Supplies	2,220	—	—	—	—	—	—	—	2,220	—
Financial Services	—	—	—	(761)	1,390	—	—	—	629	(761)
Telecommunications	53	—	—	—	—	—	—	—	53	—
Total Common Stocks	354,150	—	—	46,973	1,390	—	—	—	402,513	46,973
Warrants:
Broadcasting	1	—	—	—	—	—	—	—	1	—
Total Warrants	1	—	—	—	—	—	—	—	1	—
Corporate Bonds	0	—	—	—	—	—	—	—	0	—
TOTAL INVESTMENTS IN SECURITIES	$354,151	$—	$—	$46,973	$1,390	$—	$—	$—	$402,514	$46,973

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers into and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

Foreign Currency Translations.  The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade

The Gabelli Small Cap Growth Fund

Notes to Schedule of Investments (Continued) (Unaudited)

date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities.  The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes.  The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted and Illiquid Securities.  The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. The Fund held no illiquid securities at December 31, 2011. For the restricted securities the Fund held as of December 31, 2011, refer to the Schedule of Investments.

Derivative Financial Instruments.

The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these

The Gabelli Small Cap Growth Fund

Notes to Schedule of Investments (Continued) (Unaudited)

strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at December 31, 2011, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements.  The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. During the period ended December 31, 2011, the Fund held no investments in equity contract for difference swap agreements.

Futures Contracts.  The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on investments on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. During the period ended December 31, 2011, the Fund held no investments in futures contracts.

Forward Foreign Exchange Contracts.  The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency,

The Gabelli Small Cap Growth Fund

Notes to Schedule of Investments (Continued) (Unaudited)

they also limit any potential gain that might result should the value of the currency increase. During the period ended December 31, 2011, the Fund held no investments in forward foreign exchange contracts.

Tax Information.  The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Morningstar Rating™ is based on risk-adjusted returns. The Overall Morningstar Rating is derived from a weighted average of the performance figures associated with a fund’s three, five, and ten year (if applicable) Morningstar Rating metrics. For funds with at least a three year history, a Morningstar Rating is based on a risk-adjusted return measure (including the effects of sales charges, loads, and redemption fees) placing more emphasis on downward variations and rewarding consistent performance. That accounts for variations in a fund’s monthly performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Morningstar Rating is for the AAA Share class only; other classes may have different performance characteristics. Ratings reflect relative performance. Results for certain periods were negative. ©2012 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers ; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Gabelli Equity Series Funds, Inc.

The Gabelli Small Cap Growth Fund

One Corporate Center

Rye, New York 10580-1422

800-GABELLI

800-422-3554

fax: 914-921-5118

website: www.gabelli.com

e-mail: info@gabelli.com

Net Asset Value per share available daily by calling

800-GABELLI after 7:00 P.M.

Board of Directors

Mario J. Gabelli, CFA

Chairman and Chief

Executive Officer

GAMCO Investors, Inc.

Anthony J. Colavita

President

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice President

and Chief Financial Officer

KeySpan Corp.

John D. Gabelli

Senior Vice President

Gabelli & Company, Inc.

Robert J. Morrissey

Attorney-at-Law

Morrissey, Hawkins & Lynch

Kuni Nakamura

President

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus

Pace University

Anthonie C. van Ekris

Chairman

BALMAC International, Inc.

Salvatore J. Zizza

Chairman

Zizza & Co., Ltd.

Officers
Bruce N. Alpert President, Secretary, and Acting Chief Compliance Officer	Agnes Mullady Treasurer

Custodian, Transfer Agent, and Dividend Disbursing Agent
State Street Bank and Trust Company

Distributor
G.distributors, LLC

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Small Cap Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB443Q411QR

The

Gabelli

Small Cap

Growth

Fund

Morningstar® rated The Gabelli Small Cap Growth Fund Class AAA Shares 5 stars overall and 5 stars for the five and ten year periods and four stars for the three year period ended December 31, 2011 among 580, 485, 296, and 580 Small Blend funds, respectively. Morningstar RatingTM is based on risk-adjusted returns.

FIRST QUARTER REPORT

DECEMBER 31, 2011

The Gabelli Equity Income Fund

First Quarter Report — December 31, 2011

Morningstar® rated The Gabelli Equity Income Fund Class AAA Shares 5 stars overall and 5 stars for the three, five, and ten year periods ended December 31, 2011 among 1,127, 1,127, 996, and 571 Large Value funds, respectively. Morningstar Rating™ is based on risk adjusted returns.

Mario J. Gabelli, CFA

To Our Shareholders,

For the quarter ended December 31, 2011, the net asset value (“NAV”) per Class AAA Share of The Gabelli Equity Income Fund rose 11.0% compared with an increase of 11.8% for the Standard & Poor’s (“S&P”) 500 Index.

Enclosed is the schedule of investments as of December 31, 2011.

Comparative Results

Average Annual Returns through December 31, 2011 (a)(b) (Unaudited)
	Quarter	1 Year	5 Year	10 Year	Since Inception (01/02/92)
Class AAA (GABEX)	10.97%	1.75%	1.71%	6.32%	9.68%
S&P 500 Index	11.82	2.11	(0.25)	2.92	7.81	(f)
Nasdaq Composite Index	8.21	(0.78)	2.50	3.72	7.74
Lipper Equity Income Fund Average	12.24	2.66	(0.72)	3.68	7.37
Class A (GCAEX)	10.94	1.75	1.73	6.32	9.68
With sales charge (c)	4.57	(4.10)	0.53	5.69	9.36
Class B (GCBEX)	10.77	0.97	0.93	5.68	9.35
With contingent deferred sales charge (d)	5.77	(4.03)	0.55	5.68	9.35
Class C (GCCEX)	10.77	1.02	0.96	5.70	9.36
With contingent deferred sales charge (e)	9.77	0.02	0.96	5.70	9.36
Class I (GCIEX)	11.07	1.98	1.93	6.44	9.74

In the current prospectus dated January 27, 2012, the expense ratios for Class AAA, A, B, C, and I Shares are 1.41%, 1.41%, 2.16%, 2.16%, and 1.16%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, and Class C Shares on December 31, 2003 and Class I Shares on January 11, 2008. The actual performance for the Class A Shares, Class B Shares, and Class C Shares would have been lower and Class I Shares would have been higher due to differences in expenses associated with these classes of shares. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Nasdaq Composite Index is unmanaged indicator of stock market performance. The Lipper Equity Income Fund Average includes the 30 largest equity funds in this category tracked by Lipper, Inc. Dividends are considered reinvested, except for the NASDAQ Composite Index. You cannot invest directly in an index.
(b)	The Fund’s fiscal year ends September 30.
(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(d)	Assuming payment of the maximum contingent deferred sales charge (CDSC). The maximum CDSC for Class B Shares is 5% which is gradually reduced to 0% after six years.
(e)	Assuming payment of the 1% maximum CDSC imposed on redemptions made within one year of purchase.
(f)	S&P 500 Index since inception performance is as of December 31, 1991.

The Gabelli Equity Income Fund

Schedule of Investments — December 31, 2011 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 95.7%
	Aerospace — 4.6%
100,000	Exelis Inc.	$905,000
125,000	Goodrich Corp.	15,462,500
2,000	Lockheed Martin Corp.	161,800
10,000	Raytheon Co.	483,800
326,000	Rockwell Automation Inc.	23,918,620
2,000	Rockwell Collins Inc.	110,740
1,625,000	Rolls-Royce Holdings plc	18,838,715
112,125,000	Rolls-Royce Holdings plc, Cl. C† (a)	174,129
426,000	The Boeing Co.	31,247,100

		91,302,404

	Agriculture — 0.7%
99,000	Archer-Daniels-Midland Co.	2,831,400
150,000	Monsanto Co.	10,510,500
12,000	The Mosaic Co.	605,160

		13,947,060

	Automotive — 1.1%
1,100,000	Ford Motor Co.†	11,836,000
130,000	General Motors Co.†	2,635,100
139,000	Navistar International Corp.†	5,265,320
35,000	PACCAR Inc.	1,311,450

		21,047,870

	Automotive: Parts and Accessories — 2.5%
30,000	BorgWarner Inc.†	1,912,200
30,000	Dana Holding Corp.†	364,500
535,000	Genuine Parts Co.	32,742,000
6,000	Johnson Controls Inc.	187,560
70,000	Modine Manufacturing Co.†	662,200
140,000	O’Reilly Automotive Inc.†	11,193,000
55,100	Tenneco Inc.†	1,640,878
140,000	The Pep Boys - Manny, Moe & Jack	1,540,000

		50,242,338

	Aviation: Parts and Services — 0.3%
65,000	Curtiss-Wright Corp.	2,296,450
76,700	GenCorp Inc.†	408,044
4,500	Precision Castparts Corp.	741,555
21,000	United Technologies Corp.	1,534,890

		4,980,939

	Broadcasting — 0.6%
300,000	CBS Corp., Cl. A, Voting	8,304,000
150,000	CBS Corp., Cl. B, Non-Voting	4,071,000
132	Granite Broadcasting Corp.† (b)	0

		12,375,000

	Building and Construction — 0.2%
245,000	Fortune Brands Home & Security Inc.†	4,172,350
23	Orchard Supply Hardware Stores Corp., Cl. A† (b)	24

		4,172,374

Shares		Market Value

	Business Services — 0.6%
34,000	Automatic Data Processing Inc.	$1,836,340
193,000	Diebold Inc.	5,803,510
4,000	Landauer Inc.	206,000
10,500	MasterCard Inc., Cl. A	3,914,610
1,000	MSC Industrial Direct Co. Inc., Cl. A	71,550

		11,832,010

	Cable and Satellite — 0.6%
38,000	AMC Networks Inc., Cl. A†	1,428,040
125,000	Cablevision Systems Corp., Cl. A	1,777,500
10,000	DIRECTV, Cl. A†	427,600
190,000	DISH Network Corp., Cl. A	5,411,200
16,000	EchoStar Corp., Cl. A†	335,040
500	Jupiter Telecommunications Co. Ltd.	506,691
58,000	Scripps Networks Interactive Inc., Cl. A	2,460,360

		12,346,431

	Communications Equipment — 0.8%
280,000	Corning Inc.	3,634,400
221,025	Thomas & Betts Corp.†	12,067,965

		15,702,365

	Computer Hardware — 1.8%
194,000	International Business Machines Corp.	35,672,720

	Computer Software and Services — 1.5%
25,000	eBay Inc.†	758,250
360,000	EMC Corp.†	7,754,400
135,000	Fidelity National Information Services Inc.	3,589,650
450,000	Microsoft Corp.	11,682,000
350,000	Yahoo! Inc.†	5,645,500

		29,429,800

	Consumer Products — 5.5%
45,000	Altria Group Inc.	1,334,250
185,000	Avon Products Inc.	3,231,950
15,000	Compagnie Financiere Richemont SA, Cl. A	758,703
105,100	Eastman Kodak Co.†	68,262
86,000	Energizer Holdings Inc.†	6,663,280
5,000	Hanesbrands Inc.†	109,300
188,000	Harman International Industries Inc.	7,151,520
249,000	Kimberly-Clark Corp.	18,316,440
3,400	National Presto Industries Inc.	318,240
50,000	Philip Morris International Inc.	3,924,000
105,000	Reckitt Benckiser Group plc	5,185,427
1,250,000	Swedish Match AB	44,372,680
15,000	The Clorox Co.	998,400
230,000	The Procter & Gamble Co.	15,343,300
81,000	Unilever NV - NY Shares	2,783,970

		110,559,722

See accompanying notes to schedule of investments.

2

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — December 31, 2011 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Consumer Services — 0.1%
100,000	Rollins Inc.	$2,222,000

	Consumer Staples — 0.0%
1,000	Diageo plc	21,843

	Diversified Industrial — 3.6%
5,000	3M Co.	408,650
4,000	Acuity Brands Inc.	212,000
5,000	Alstom SA	151,621
100,000	Cooper Industries plc	5,415,000
100,000	Crane Co.	4,671,000
1,305,000	General Electric Co.	23,372,550
260,000	Honeywell International Inc.	14,131,000
50,000	ITT Corp.	966,500
27,000	Jardine Matheson Holdings Ltd.	1,270,350
168,000	Jardine Strategic Holdings Ltd.	4,648,560
413,503	National Patent Development Corp.†	781,521
25,000	Temple-Inland Inc.	792,750
120,000	Textron Inc.	2,218,800
20,000	Toray Industries Inc.	143,173
55,000	Trinity Industries Inc.	1,653,300
255,000	Tyco International Ltd.	11,911,050

		72,747,825

	Electronics — 1.6%
1,000	Emerson Electric Co.	46,590
460,000	Intel Corp.	11,155,000
280,000	LSI Corp.†	1,666,000
90,000	Netlogic Microsystems Inc.†	4,461,300
130,000	TE Connectivity Ltd.	4,005,300
315,000	Texas Instruments Inc.	9,169,650
27,000	Thermo Fisher Scientific Inc.†	1,214,190

		31,718,030

	Energy and Utilities: Electric — 0.8%
36,000	American Electric Power Co. Inc.	1,487,160
12,000	DTE Energy Co.	653,400
90,000	El Paso Electric Co.	3,117,600
150,000	GenOn Energy Inc.†	391,500
1,200,000	GenOn Energy Inc., Escrow† (b)	0
110,000	Great Plains Energy Inc.	2,395,800
90,000	Korea Electric Power Corp., ADR†	988,200
130,000	Northeast Utilities	4,689,100
220,000	The AES Corp.†	2,604,800
13,333	UIL Holdings Corp.	471,588

		16,799,148

	Energy and Utilities: Integrated — 4.7%
320,000	BP plc, ADR	13,676,800
50,100	CH Energy Group Inc.	2,924,838

Shares		Market Value
190,000	CONSOL Energy Inc.	$6,973,000
65,000	Constellation Energy Group Inc.	2,578,550
110,000	Dominion Resources Inc.	5,838,800
195,000	Duke Energy Corp.	4,290,000
760,068	El Paso Corp.	20,195,007
29,000	ENI SpA	600,906
50,350	FirstEnergy Corp.	2,230,505
57,260	Hess Corp.	3,252,368
12,269	Iberdrola SA, ADR	295,683
25,000	Integrys Energy Group Inc.	1,354,500
120,000	NextEra Energy Inc.	7,305,600
80,000	NSTAR	3,756,800
72,000	OGE Energy Corp.	4,083,120
125,000	PNM Resources Inc.	2,278,750
90,000	Progress Energy Inc.	5,041,800
15,000	Progress Energy Inc., CVO†	11,010
7,200	Public Service Enterprise Group Inc.	237,672
30,000	Suncor Energy Inc., New York	864,900
21,000	Suncor Energy Inc., Toronto	605,625
50,000	TECO Energy Inc.	957,000
140,000	Westar Energy Inc.	4,029,200

		93,382,434

	Energy and Utilities: Natural Gas — 2.4%
13,000	AGL Resources Inc.	549,380
16,000	Atmos Energy Corp.	533,600
300,000	National Fuel Gas Co.	16,674,000
73,000	ONEOK Inc.	6,328,370
24,000	Piedmont Natural Gas Co. Inc.	815,520
300,000	Southern Union Co.	12,633,000
80,000	Southwest Gas Corp.	3,399,200
200,000	Spectra Energy Corp.	6,150,000

		47,083,070

	Energy and Utilities: Oil — 5.0%
188,000	Anadarko Petroleum Corp.	14,350,040
45,000	Canadian Oil Sands Ltd.	1,026,994
5,000	Canadian Oil Sands Trust (c)	114,110
190,000	Chevron Corp.	20,216,000
185,000	ConocoPhillips	13,480,950
22,000	Denbury Resources Inc.†	332,200
49,000	Devon Energy Corp.	3,038,000
149,000	Exxon Mobil Corp.	12,629,240
40,000	Marathon Oil Corp.	1,170,800
20,000	Marathon Petroleum Corp.	665,800
30,000	Nexen Inc.	477,350
2,000	Niko Resources Ltd.	94,685
100,000	Occidental Petroleum Corp.	9,370,000
4,800	PetroChina Co. Ltd., ADR	596,688
107,000	Petroleo Brasileiro SA, ADR	2,658,950
33,000	Repsol YPF SA, ADR	1,006,830

See accompanying notes to schedule of investments.

3

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — December 31, 2011 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Energy and Utilities: Oil (Continued)
120,000	Royal Dutch Shell plc, Cl. A, ADR	$8,770,800
16,000	SilverBirch Energy Corp.†	91,406
25,000	Statoil ASA, ADR	640,250
345,000	Talisman Energy Inc.	4,398,750
17,518	Total SA, ADR	895,345
73,000	Transocean Ltd.	2,802,470
40,000	WesternZagros Resources Ltd.†	26,307

		98,853,965

	Energy and Utilities: Services — 1.8%
30,000	ABB Ltd., ADR†	564,900
52,000	Cameron International Corp.†	2,557,880
38,178	GDF Suez†	49
350,000	Halliburton Co.†	12,078,500
94,000	Oceaneering International Inc.	4,336,220
40,000	Schlumberger Ltd.	2,732,400
900,000	Weatherford International Ltd.†	13,176,000

		35,445,949

	Energy and Utilities: Water — 0.0%
36,000	Aqua America Inc.	793,800

	Entertainment — 1.5%
125,000	Grupo Televisa SA, ADR	2,632,500
38,750	The Madison Square Garden Co., Cl. A†	1,109,800
120,000	Time Warner Inc.	4,336,800
304,000	Viacom Inc., Cl. A	16,212,320
235,000	Vivendi SA	5,146,185

		29,437,605

	Environmental Services — 0.2%
150,000	Waste Management Inc.	4,906,500

	Equipment and Supplies — 0.9%
18,000	A.O. Smith Corp.	722,160
24,000	Danaher Corp.	1,128,960
85,000	Flowserve Corp.	8,442,200
6,000	Ingersoll-Rand plc	182,820
1,500	Minerals Technologies Inc.	84,795
85,000	Mueller Industries Inc.	3,265,700
12,000	Parker Hannifin Corp.	915,000
90,000	Tenaris SA, ADR	3,346,200

		18,087,835

	Financial Services — 9.8%
6,579	Alleghany Corp.†	1,876,923
290,000	AllianceBernstein Holding LP	3,793,200
383,000	American Express Co.	18,066,110
430,000	American International Group Inc.†	9,976,000
23,990	Argo Group International Holdings Ltd.	694,750
26,503	Banco Popular Espanol SA	120,741

Shares		Market Value
2,000	Banco Santander Chile, ADR	$151,400
160,000	Banco Santander SA, ADR	1,203,200
350,000	Bank of America Corp.	1,946,000
12,156	BNP Paribas SA	477,492
170,000	Citigroup Inc.	4,472,700
95,000	Deutsche Bank AG	3,596,700
105,000	Discover Financial Services	2,520,000
20,000	Dundee Corp., Cl. A†	463,117
125,000	Federated Investors Inc., Cl. B	1,893,750
31,155	Fidelity Southern Corp.	189,422
235,000	H&R Block Inc.	3,837,550
12,000	Interactive Brokers Group Inc., Cl. A	179,280
180,000	Janus Capital Group Inc.	1,135,800
280,199	JPMorgan Chase & Co.	9,316,617
75,000	Julius Baer Group Ltd.†	2,933,568
40,000	Kemper Corp.	1,168,400
69,100	Kinnevik Investment AB, Cl. A	1,339,418
18,000	Kinnevik Investment AB, Cl. B	350,738
469,000	Legg Mason Inc.	11,279,450
36,052	Leucadia National Corp.	819,822
172,000	Loews Corp.	6,475,800
160,000	M&T Bank Corp.	12,214,400
365,000	Marsh & McLennan Companies Inc.	11,541,300
345,000	Morgan Stanley	5,219,850
200,000	Northern Trust Corp.	7,932,000
39,000	NYSE Euronext	1,017,900
25,000	Och-Ziff Capital Management Group LLC, Cl. A	210,250
40,000	Oritani Financial Corp.	510,800
90,000	PNC Financial Services Group Inc.	5,190,300
450,000	Popular Inc.†	625,500
500	Raiffeisen Bank International AG	12,984
958	Reinet Investments SCA†	17,030
48,000	Royal Bank of Canada	2,446,080
415,000	SLM Corp.	5,561,000
165,000	State Street Corp.	6,651,150
200,000	Sterling Bancorp	1,728,000
12,000	SunTrust Banks Inc.	212,400
50,000	T. Rowe Price Group Inc.	2,847,500
140,000	TD Ameritrade Holding Corp.	2,191,000
910,000	The Bank of New York Mellon Corp.	18,118,100
12,000	The Charles Schwab Corp.	135,120
2,000	The Dun & Bradstreet Corp.	149,660
16,000	The Goldman Sachs Group Inc.	1,446,880
27,000	The Travelers Companies Inc.	1,597,590
170,000	Waddell & Reed Financial Inc., Cl. A	4,210,900
485,000	Wells Fargo & Co.	13,366,600

		195,432,242

	Food and Beverage — 12.7%
30,000	Anheuser-Busch InBev NV	1,836,731
270,000	Beam Inc.	13,832,100
129,595	Brown-Forman Corp., Cl. A	10,272,996

See accompanying notes to schedule of investments.

4

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — December 31, 2011 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
13,500	Brown-Forman Corp., Cl. B	$1,086,885
205,000	Campbell Soup Co.	6,814,200
40,000	Coca-Cola Amatil Ltd., ADR	933,200
20,000	Coca-Cola Enterprises Inc.	515,600
15,000	Coca-Cola Femsa SAB de CV, ADR	1,428,150
155,000	Constellation Brands Inc., Cl. A†	3,203,850
136,389	Danone	8,573,628
50,000	Davide Campari - Milano SpA	332,945
300,000	Dean Foods Co.†	3,360,000
90,000	Diageo plc, ADR	7,867,800
103,000	Dr Pepper Snapple Group Inc.	4,066,440
25,000	Feihe International Inc.†	64,750
140,000	Fomento Economico Mexicano SAB de CV, ADR	9,759,400
270,000	General Mills Inc.	10,910,700
3,150,000	Grupo Bimbo SAB de CV, Cl. A	6,433,316
118,000	H.J. Heinz Co.	6,376,720
135,000	Heineken NV	6,249,854
15,000	Heineken NV, ADR	345,450
245,000	ITO EN Ltd.	4,214,369
13,000	Kellogg Co.	657,410
1,035,000	Kraft Foods Inc., Cl. A	38,667,600
24,000	McCormick & Co. Inc., Non-Voting	1,210,080
102,000	Nestlé SA	5,863,941
47,000	Nestlé SA, ADR	2,712,370
130,000	NISSIN FOODS HOLDINGS CO. LTD.	5,092,244
4,200,000	Parmalat SpA	7,229,664
68,053	PepsiCo Inc.	4,515,317
41,507	Pernod-Ricard SA	3,849,598
50,841	Remy Cointreau SA	4,085,573
15,000	SABMiller plc	527,977
200,000	Sapporo Holdings Ltd.	756,139
1,150,021	Sara Lee Corp.	21,758,397
528,000	The Coca-Cola Co.	36,944,160
30,000	The Hershey Co.	1,853,400
72,178	Tootsie Roll Industries Inc.	1,708,453
92,000	Tyson Foods Inc., Cl. A	1,898,880
170,000	Yakult Honsha Co. Ltd.	5,355,983

		253,166,270

	Health Care — 11.5%
120,000	Abbott Laboratories	6,747,600
31,000	Aetna Inc.	1,307,890
155,000	Baxter International Inc.	7,669,400
150,000	Becton, Dickinson and Co.	11,208,000
5,000	Bio-Rad Laboratories Inc., Cl. A†	480,200
775,000	Boston Scientific Corp.†	4,138,500
588,200	Bristol-Myers Squibb Co.	20,728,168
300,000	Covidien plc	13,503,000
463,000	Eli Lilly & Co.	19,242,280

Shares		Market Value
14,076	GlaxoSmithKline plc, ADR	$642,288
16,800	Healthspring Inc.†	916,272
22,000	Henry Schein Inc.†	1,417,460
145,000	Hospira Inc.†	4,403,650
345,000	Johnson & Johnson	22,625,100
16,000	Laboratory Corp. of America Holdings†	1,375,520
125,052	Mead Johnson Nutrition Co.	8,594,824
24,000	Medco Health Solutions Inc.†	1,341,600
30,000	Medtronic Inc.	1,147,500
510,000	Merck & Co. Inc.	19,227,000
5,000	Nobel Biocare Holding AG†	58,128
278,000	Novartis AG, ADR	15,893,260
141,000	Patterson Companies Inc.	4,162,320
1,278,400	Pfizer Inc.	27,664,576
68,000	Roche Holding AG, ADR	2,893,400
40,000	Roche Holding AG, Genusschein	6,779,517
20,000	Smith & Nephew plc	194,279
54,000	St. Jude Medical Inc.	1,852,200
1,000,000	Tenet Healthcare Corp.†	5,130,000
240,000	UnitedHealth Group Inc.	12,163,200
10,000	Watson Pharmaceuticals Inc.†	603,400
18,000	William Demant Holding A/S†	1,496,840
60,000	Wright Medical Group Inc.†	990,000
54,000	Zimmer Holdings Inc.†	2,884,680

		229,482,052

	Hotels and Gaming — 1.2%
115,000	International Game Technology	1,978,000
2,004,352	Ladbrokes plc	4,046,555
300,000	Las Vegas Sands Corp.†	12,819,000
50,000	MGM Resorts International†	521,500
80,000	Starwood Hotels & Resorts Worldwide Inc.	3,837,600
15,000	Wynn Resorts Ltd.	1,657,350

		24,860,005

	Machinery — 1.4%
6,000	Caterpillar Inc.	543,600
319,000	Deere & Co.	24,674,650
100,000	Xylem Inc.	2,569,000

		27,787,250

	Metals and Mining — 1.8%
615,000	Alcoa Inc.	5,319,750
10,000	Carpenter Technology Corp.	514,800
248,000	Freeport-McMoRan Copper & Gold Inc.	9,123,920
320,000	Newmont Mining Corp.	19,203,200
45,000	Peabody Energy Corp.	1,489,950
2,000	Royal Gold Inc.	134,860
6,615	Teck Resources Ltd., Cl. B	233,173

		36,019,653

	Paper and Forest Products — 0.4%
395,000	Weyerhaeuser Co.	7,374,650

See accompanying notes to schedule of investments.

5

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — December 31, 2011 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Publishing — 0.1%
6,016	News Corp., Cl. B	$109,371
30,000	The McGraw-Hill Companies Inc.	1,349,100
400	The Washington Post Co., Cl. B	150,724
3,000	Value Line Inc.	30,840

		1,640,035

	Real Estate — 0.0%
10,000	Griffin Land & Nurseries Inc.	264,600

	Real Estate Investment Trusts — 0.0%
9,000	Rayonier Inc.	401,670

	Retail — 6.4%
20,133	Copart Inc.†	964,169
225,000	Costco Wholesale Corp.	18,747,000
590,059	CVS Caremark Corp.	24,062,606
106,400	Ingles Markets Inc., Cl. A	1,602,384
159,000	J.C. Penney Co. Inc.	5,588,850
510,000	Macy’s Inc.	16,411,800
200,000	Safeway Inc.	4,208,000
500	Sears Holdings Corp.†	15,890
235,000	SUPERVALU Inc.	1,908,200
520,000	The Home Depot Inc.	21,860,800
94,500	Tractor Supply Co.	6,629,175
234,000	Wal-Mart Stores Inc.	13,983,840
125,000	Walgreen Co.	4,132,500
10,000	Weis Markets Inc.	399,400
100,000	Whole Foods Market Inc.	6,958,000

		127,472,614

	Specialty Chemicals — 1.9%
14,000	Airgas Inc.	1,093,120
44,000	Albemarle Corp.	2,266,440
50,000	Ashland Inc.	2,858,000
160,000	E. I. du Pont de Nemours and Co.	7,324,800
275,000	Ferro Corp.†	1,344,750
4,000	FMC Corp.	344,160
52,500	H.B. Fuller Co.	1,213,275
230,000	International Flavors & Fragrances Inc.	12,056,600
3,500	NewMarket Corp.	693,385
75,000	Omnova Solutions Inc.†	345,750
5,000	Quaker Chemical Corp.	194,450
40,000	Sensient Technologies Corp.	1,516,000
212,000	The Dow Chemical Co.	6,097,120
4,000	Zep Inc.	55,920

		37,403,770

	Telecommunications — 3.9%
390,000	AT&T Inc.	11,793,600
525,000	BCE Inc.	21,876,750
46,000	Belgacom SA	1,443,137

Shares		Market Value
4,495	Bell Aliant Inc. (d)	$126,147
50,000	BT Group plc	148,233
16,000	BT Group plc, ADR	474,240
570,000	Cincinnati Bell Inc.†	1,727,100
465,000	Deutsche Telekom AG, ADR	5,324,250
20,000	France Telecom SA, ADR	313,200
44,000	Loral Space & Communications Inc.†	2,854,720
2,000,000	Sprint Nextel Corp.†	4,680,000
27,585	Telefonica SA, ADR	474,186
355,000	Telekom Austria AG	4,244,470
182,100	Telephone & Data Systems Inc.	4,714,569
195,000	Telephone & Data Systems Inc., Special	4,642,950
12,000	TELUS Corp.	678,950
15,000	TELUS Corp., Non-Voting	803,250
305,000	Verizon Communications Inc.	12,236,600

		78,556,352

	Transportation — 0.4%
171,000	GATX Corp.	7,465,860

	Wireless Communications — 0.8%
140,000	Cable & Wireless Communications plc	83,054
140,000	Cable & Wireless Worldwide plc	35,330
36,000	Millicom International Cellular SA, SDR	3,606,774
2,400	NTT DoCoMo Inc.	4,412,109
75,000	Turkcell Iletisim Hizmetleri A/S, ADR†	882,000
20,096	United States Cellular Corp.†	876,788
230,000	Vodafone Group plc, ADR	6,446,900

		16,342,955

	TOTAL COMMON STOCKS	1,908,781,015

	PREFERRED STOCKS — 0.1%
	Building and Construction — 0.0%
23	Orchard Supply Hardware Stores Corp., Zero Coupon, Pfd., Ser. A (b)	24

	Communications Equipment — 0.0%
1,100	Lucent Technologies Capital Trust I, 7.750% Cv. Pfd.	675,400

	Telecommunications — 0.1%
33,000	Cincinnati Bell Inc., 6.750% Cv. Pfd., Ser. B	1,282,380

	TOTAL PREFERRED STOCKS	1,957,804

	RIGHTS — 0.0%
	Health Care — 0.0%
408,600	Sanofi, CVR, expire 12/31/20†	490,320

	WARRANTS — 0.0%
	Broadcasting — 0.0%
330	Granite Broadcasting Corp., Ser. A, expire 06/04/12† (b)	0

See accompanying notes to schedule of investments.

6

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — December 31, 2011 (Unaudited)

Shares		Market Value

	WARRANTS — 0.0% (Continued)
	Broadcasting — 0.0% (Continued)
330	Granite Broadcasting Corp., Ser. B, expire 06/04/12† (b)	$0

	TOTAL WARRANTS	0

Principal Amount

	CORPORATE BONDS — 0.4%
	Business Services — 0.0%
$500,000	The Interpublic Group of Companies Inc., Cv., 4.250%, 03/15/23	508,125

	Computer Hardware — 0.1%
2,000,000	SanDisk Corp., Cv., 1.000%, 05/15/13	1,957,500

	Diversified Industrial — 0.3%
6,500,000	Griffon Corp., Sub. Deb. Cv., 4.000%, 01/15/17 (d)	6,175,000

	Energy and Utilities: Electric — 0.0%
100,000	Texas Competitive Electric Holdings Co. LLC, Ser. B, 10.250%, 11/01/15	35,000

	Retail — 0.0%
4,300,000	The Great Atlantic & Pacific Tea Co. Inc., 5.125%, 06/15/12† (b)	86,000

	TOTAL CORPORATE BONDS	8,761,625

	U.S. GOVERNMENT OBLIGATIONS — 3.8%
75,896,000	U.S. Treasury Bills, 0.000% to 0.080%††, 01/05/12 to 06/14/12	75,891,095

	TOTAL INVESTMENTS — 100.0% (Cost $1,670,017,327)	$1,995,881,859

	Aggregate tax cost	$1,678,489,486

Market Value
Gross unrealized appreciation	$449,608,336
Gross unrealized depreciation	(132,215,963)

Net unrealized appreciation/depreciation	$317,392,373

(a)	At December 31, 2011, the Fund held an investment in restricted and illiquid security amounting to $174,129 or 0.01% of total investments, which was valued under methods approved by the Board of Directors as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	12/31/11 Carrying Value Per Unit
112,125,000	Rolls-Royce Holdings plc, Cl. C	10/26/11	$178,418	$0.0016

(b)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At December 31, 2011, the market value of the fair valued securities amounted to $86,048 or 0.00% of total investments.
(c)	Denoted in units.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the market value of Rule 144A securities amounted to $6,301,147 or 0.32% of total investments.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
Cv.	Convertible
CVO	Contingent Value Obligation
CVR	Contingent Value Right
SDR	Swedish Depositary Receipt

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

See accompanying notes to schedule of investments.

7

The Gabelli Equity Income Fund

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation.  Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

8

The Gabelli Equity Income Fund

Notes to Schedule of Investments (Continued) (Unaudited)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2011 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 12/31/11
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Aerospace	$91,128,275	$174,129	—	$91,302,404
Broadcasting	12,375,000	—	$0	12,375,000
Building and Construction	4,172,350	—	24	4,172,374
Energy and Utilities: Electric	16,799,148	—	0	16,799,148
Energy and Utilities: Integrated	93,371,424	11,010	—	93,382,434
Other Industries (a)	1,690,749,655	—	—	1,690,749,655
Total Common Stocks	1,908,595,852	185,139	24	1,908,781,015
Preferred Stocks:
Building and Construction	—	—	24	24
Other Industries (a)	1,957,780	—	—	1,957,780
Total Preferred Stocks	1,957,780	—	24	1,957,804
Rights (a)	490,320	—	—	490,320
Warrants (a)	—	—	0	0
Corporate Bonds (a)	86,000	8,675,625	—	8,761,625
U.S. Government Obligations	—	75,891,095	—	75,891,095
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,911,129,952	$84,751,859	$48	$1,995,881,859

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have significant transfers between Level 1 and Level 2 during the period ended December 31, 2011. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

9

The Gabelli Equity Income Fund

Notes to Schedule of Investments (Continued) (Unaudited)

The following table reconciles Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance as of 9/30/11	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ depreciation	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 12/31/11	Net change in unrealized appreciation/ depreciation during the period on Level 3 investments still held at 12/31/11
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Broadcasting	$0	$—	$—	$—	$—	$—	$—	$—	$0	$—
Building and Construction	—	—	—	(791)	815	—	—	—	24	(791)
Energy and Utilities: Electric	0	—	—	—	—	—	—	—	0	—
Total Common Stocks	0	—	—	(791)	815	—	—	—	24	(791)
Preferred Stocks:
Building and Construction	—	—	—	(791)	815	—	—	—	24	(791)
Entertainment	7,650	—	(5,310)	(2,340)	—	(0)	—	—	—
Total Preferred Stocks	7,650	—	(5,310)	(3,131)	815	(0)	—	—	24	(791)
Warrants:
Broadcasting	0	—	—	—	—	—	—	—	0	—
TOTAL INVESTMENTS IN SECURITIES	$7,650	$—	$(5,310)	$(3,922)	$1,630	$(0)	$—	$—	$48	$(1,582)

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers into and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade

10

The Gabelli Equity Income Fund

Notes to Schedule of Investments (Continued) (Unaudited)

date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted and Illiquid Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted and illiquid securities the Fund held as of December 31, 2011, refer to the Schedule of Investments.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

11

The Gabelli Equity Income Fund

Notes to Schedule of Investments (Continued) (Unaudited)

The Fund’s derivative contracts held at December 31, 2011, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. During the period ended December 31, 2011, the Fund held no investments in equity contract for difference swap agreements.

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. During the period ended December 31, 2011, the Fund held no investments in forward foreign exchange contracts.

Tax Information.  The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

12

The Gabelli Equity Income Fund

Notes to Schedule of Investments (Continued) (Unaudited)

At September 30, 2011, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Capital Loss Carryforward Available through 2017	$1,899,612
Capital Loss Carryforward Available through 2018	72,264,892
Capital Loss Carryforward Available through 2019	8,511,055

Total Capital Loss Carryforwards	$82,675,559

Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund’s fiscal year end may be treated as occurring on the first day of the following year. For the year ended September 30, 2011, the Fund deferred currency losses of $507,059.

Morningstar Rating™ is based on risk-adjusted returns. The Overall Morningstar Rating is derived from a weighted average of the performance figures associated with a fund’s three, five, and ten year (if applicable) Morningstar Rating metrics. For funds with at least a three year history, a Morningstar Rating is based on a risk-adjusted return measure (including the effects of sales charges, loads, and redemption fees) placing more emphasis on downward variations and rewarding consistent performance. That accounts for variations in a fund’s monthly performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Morningstar Rating is for the AAA Share class only; other classes may have different performance characteristics. Ratings reflect relative performance. Results for certain periods were negative. ©2012 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers ; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

13

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.
•

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you.  This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GABELLI FAMILY OF FUNDS

VALUE

Gabelli Asset Fund

Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund’s primary objective is growth of capital.    (Multiclass)
Team Managed

Gabelli Dividend Growth Fund (formerly Gabelli Blue Chip Value Fund)

Seeks to invest at least 80% of its net assets in dividend paying stocks.    (Multiclass)

Portfolio Manager: Barbara G. Marcin, CFA

GAMCO Westwood Equity Fund

Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood’s proprietary growth rate estimates. The Fund’s primary objective is capital appreciation.    (Multiclass)

Team Managed

FOCUSED VALUE

Gabelli Value Fund

Seeks to invest in securities of companies believed to be undervalued. The Fund’s primary objective is long-term capital appreciation.    (Multiclass)

Team Managed

Gabelli Focus Five Fund (formerly Gabelli Woodland Small Cap Value Fund)

Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company’s value. The Fund’s primary objective is capital appreciation.    (Multiclass) Team Managed

SMALL CAP

Gabelli Small Cap Growth Fund

Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund’s primary objective is capital appreciation.    (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

GAMCO Westwood SmallCap Equity Fund

Seeks to invest primarily in smaller capitalization equity securities – market caps of $2.5 billion or less. The Fund’s primary objective is long-term capital appreciation.    (Multiclass)

Portfolio Manager: Nicholas F. Galluccio

GROWTH

GAMCO Growth Fund

Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund’s primary objective is capital appreciation.    (Multiclass)

Portfolio Manager: Howard F. Ward, CFA

GAMCO International Growth Fund

Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global diversification. (Multiclass) Portfolio Manager: Caesar Bryan

AGGRESSIVE GROWTH

GAMCO Global Growth Fund

Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world’s marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund’s primary objective is capital appreciation.    (Multiclass) Team Managed

MICRO-CAP

GAMCO Westwood Mighty MitesSM Fund

Seeks to invest in micro-cap companies that have market capitalizations of $500 million or less. The Fund’s primary objective is long-term capital appreciation.    (Multiclass) Team Managed

EQUITY INCOME

Gabelli Equity Income Fund

Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an emphasis on income.    (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

GAMCO Westwood Balanced Fund

Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund’s primary objective is both capital appreciation and current income.    (Multiclass) Team Managed

GAMCO Westwood Income Fund

Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income securities.    (Multiclass)

Portfolio Manager: Barbara G. Marcin, CFA

SPECIALTY EQUITY

GAMCO Vertumnus Fund

Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund’s primary objective is total return through a combination of current income and capital appreciation.    (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

GAMCO Global Opportunity Fund

Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund’s primary objective is capital appreciation.    (Multiclass) Team Managed

Gabelli SRI Green Fund

Seeks to invest in common and preferred stocks meeting guidelines for social responsibility (avoiding defense contractors and manufacturers of alcohol, abortifacients, gaming, and tobacco products) and sustainability (companies engaged in climate change, energy security and independence, natural resource shortages, organic living, and urbanization). The Fund’s primary objective is capital appreciation.    (Multiclass)

Team Managed

SECTOR

GAMCO Global Telecommunications Fund

Seeks to invest in telecommunications companies throughout the world – targeting undervalued companies with strong earnings and cash flow dynamics. The Fund’s primary objective is capital appreciation.    (Multiclass) Team Managed

Gabelli Gold Fund (formerly GAMCO Gold Fund)

Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund’s objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors.    (Multiclass)

Portfolio Manager: Caesar Bryan

Gabelli Utilities Fund

Seeks to provide a high level of total return through a combination of capital appreciation and current income.    (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

MERGER AND ARBITRAGE

Gabelli ABC Fund

Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund’s primary objective is total return in various market conditions without excessive risk of capital loss.    (No-load)

Portfolio Manager: Mario J. Gabelli, CFA

Gabelli Enterprise Mergers and Acquisitions Fund

Seeks to invest in securities believed to be likely acquisition targets within 12–18 months or in arbitrage transactions of publicly announced mergers or other corporate reorganizations. The Fund’s primary objective is capital appreciation.    (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

CONTRARIAN

GAMCO Mathers Fund

Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss.    (No-load)

Portfolio Manager: Henry Van der Eb, CFA

Comstock Capital Value Fund

Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.    (Multiclass)

Portfolio Managers: Charles L. Minter    Martin Weiner, CFA

FIXED INCOME

GAMCO Westwood Intermediate Bond Fund

Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund’s primary objective is total return.    (Multiclass)

Portfolio Manager: Mark R. Freeman, CFA

CASH MANAGEMENT-MONEY MARKET

Gabelli U.S. Treasury Money Market Fund

Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund’s primary objective is to provide high current income consistent with the preservation of principal and liquidity.    (No-load)

Co-Portfolio Managers: Judith A. Raneri

Ronald S. Eaker

An investment in the above Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Funds may invest in foreign securities which involve risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks.

To receive a prospectus, call 800-GABELLI (800-422-3554). Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund before investing. The prospectus contains more information about these and other matters and should be read carefully before investing. Distributed by G.distributors, LLC,

One Corporate Center, Rye, NY 10580.

Gabelli Equity Series Funds, Inc.

The Gabelli Equity Income Fund

One Corporate Center

Rye, New York 10580-1422

800-GABELLI

800-422-3554

fax: 914-921-5118

website: www.gabelli.com

e-mail: info@gabelli.com

Net Asset Value per share available daily by calling

800-GABELLI after 7:00 P.M.

Board of Directors

Mario J. Gabelli, CFA

Chairman and Chief Executive Officer

GAMCO Investors, Inc.

Anthony J. Colavita

President

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice President and Chief Financial Officer
KeySpan Corp.

John D. Gabelli

Senior Vice President

Gabelli & Company, Inc.

Robert J. Morrissey

Attorney-at-Law

Morrissey, Hawkins & Lynch

Kuni Nakamura

President

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant, Professor Emeritus

Pace University

Anthonie C. van Ekris

Chairman

BALMAC International, Inc.

Salvatore J. Zizza

Chairman

Zizza & Co., Ltd.

Officers
Bruce N. Alpert President, Secretary, and Acting Chief Compliance Officer	Agnes Mullady Treasurer

Custodian, Transfer Agent, and Dividend Disbursing Agent
State Street Bank and Trust Company

Distributor
G.distributors, LLC

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB444Q411QR

The

Gabelli Equity Income

Fund

Morningstar® rated The Gabelli Equity Income Fund Class AAA Shares 5 stars overall and 5 stars for the three, five, and ten year periods ended December 31, 2011 among 1,127, 1,127, 996, and 571 Large Value funds, respectively. Morningstar RatingTM is based on risk adjusted returns.

FIRST QUARTER REPORT

DECEMBER 31, 2011

The Gabelli Woodland Small Cap Value Fund

First Quarter Report — December 31, 2011

To Our Shareholders,

Effective January 1, 2012, The Gabelli Woodland Small Cap Value Fund has been renamed The Gabelli Focus Five Fund.

For the quarter ended December 31, 2011, the net asset value (“NAV”) per Class AAA Share of The Gabelli Woodland Small Cap Value Fund increased 17.4% compared with the 15.5% increase in the Russell 2000 Index.

Enclosed is the schedule of investments as of December 31, 2011.

Elizabeth M. Lilly, CFA

Comparative Results

Average Annual Returns through December 31, 2011 (a)(b) (Unaudited)
	Quarter	One Year	Three Year	Five Year	Since Inception (12/31/02)
Class AAA (GWSVX)	17.39%	(6.75)%	15.32%	0.83%	6.68%
Russell 2000 Index	15.47	(4.18)	15.63	0.15	9.00
Class A (GWSAX)	17.37	(6.78)	15.33	0.86	6.72
With sales charge (c)	10.57	(12.18)	13.06	(0.36)	6.00
Class C (GWSCX)	17.19	(7.45)	14.47	0.10	5.95
With contingent deferred sales charge (d)	16.19	(8.37)	14.47	0.10	5.95
Class I (GWSIX)	17.47	(6.50)	15.65	1.04	6.80

In the current prospectus dated January 27, 2012, the gross expense ratios for Class AAA, A, C, and I Shares are 2.80%, 2.80%, 3.55%, and 2.55%, respectively, and the net expense ratios after contractual reimbursements by Gabelli Funds, LLC (the “Adviser”) in place through January 31, 2013 are 2.01%, 2.01%, 2.76%, and 1.76%, respectively. The maximum sales charge for Class A and C Shares is 5.75% and 1.00%, respectively. Class AAA and Class I Shares do not have a sales charge.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class I Shares on January 11, 2008. The actual performance of Class I Shares would have been higher due to lower expenses associated with this class of shares. Investing in small capitalization securities involves special challenges because these securities may trade less frequently and experience more abrupt price movements than large capitalization securities. The Russell 2000 Index is an unmanaged indicator which measures the performance of the small cap segment of the U.S. equity market. Dividends are considered reinvested. You cannot directly invest in an index.
(b)	The Fund’s fiscal year ends September 30.
(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(d)	Assuming payment of the 1% maximum contigent deffered sales charge is imposed on redemptions made within one year of purchase.

The Gabelli Woodland Small Cap Value Fund

Schedule of Investments — December 31, 2011 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 100.0%
	Aerospace — 2.8%
2,420	Kaman Corp.	$66,114
4,500	Kratos Defense & Security Solutions Inc.†	26,865
3,200	Spirit Aerosystems Holdings Inc., Cl. A†	66,496

		159,475

	Business Services — 9.8%
8,500	ACCO Brands Corp.†	82,025
3,390	Deluxe Corp.	77,156
8,150	Edgewater Technology Inc.†	22,413
2,700	G & K Services Inc., Cl. A	78,597
3,300	Macquarie Infrastructure Co. LLC	92,235
10,500	PRGX Global Inc.†	62,475
3,333	Safeguard Scientifics Inc.†	52,628
3,220	The Brink’s Co.	86,554

		554,083

	Commercial Services — 1.4%
7,000	Checkpoint Systems Inc.†	76,580

	Computer Software and Services — 10.1%
3,500	Dynamics Research Corp.†	39,690
2,400	Fair Isaac Corp.	86,016
4,000	Infospace Inc.†	43,960
4,600	Mercury Computer Systems Inc.†	61,134
2,240	MTS Systems Corp.	91,280
6,000	Rimage Corp.	67,500
4,800	Schawk Inc.	53,808
17,700	Tier Technologies Inc.†	77,172
6,800	TransAct Technologies Inc.†	49,368

		569,928

	Consumer Products — 5.2%
4,200	A. T. Cross Co., Cl. A†	47,376
3,000	Arctic Cat Inc.†	67,650
7,500	Central Garden and Pet Co., Cl. A†	62,400
20,600	Kid Brands Inc.†	65,096
4,900	The Jones Group Inc.	51,695

		294,217

	Diversified Industrial — 17.5%
4,300	Aegion Corp.†	65,962
2,700	AEP Industries Inc.†	76,005
4,000	Albany International Corp., Cl. A	92,480
1,450	Crane Co.	67,730
2,350	EnPro Industries Inc.†	77,503
17,000	Graphic Packaging Holding Co.†	72,420
5,957	Griffon Corp.	54,387
2,175	Harsco Corp.	44,761
2,500	L.B. Foster Co., Cl. A	70,725
2,100	Lawson Products Inc.	32,403
4,000	LeCroy Corp.†	33,640

Shares		Market Value

900	Raven Industries Inc.	$55,710
4,000	Texas Industries Inc.	123,120
4,500	Vishay Intertechnology Inc.†	40,455
5,171	Vishay Precision Group Inc.†	82,633

		989,934

	Educational Services — 1.6%
2,500	Capella Education Co.†	90,125

	Electronics — 2.5%
1,650	Analogic Corp.	94,578
16,040	Pulse Electronics Corp.	44,912

		139,490

	Energy and Utilities — 2.8%
1,700	GeoResources Inc.†	49,827
3,000	Mitcham Industries Inc.†	65,520
2,170	PICO Holdings Inc.†	44,659

		160,006

	Entertainment — 0.9%
3,600	Take-Two Interactive Software Inc.†	48,780

	Equipment and Supplies — 7.2%
3,200	Actuant Corp., Cl. A	72,608
3,200	Gerber Scientific Inc., Escrow† (a)	32
3,350	GrafTech International Ltd.†	45,727
1,950	Mine Safety Appliances Co.	64,584
1,930	Powell Industries Inc.†	60,370
2,000	Tennant Co.	77,740
1,450	The Toro Co.	87,957

		409,018

	Financial Services — 3.3%
1,400	Cash America International Inc.	65,282
5,500	Investment Technology Group Inc.†	59,455
5,700	TCF Financial Corp.	58,824

		183,561

	Food and Beverage — 1.4%
3,600	Snyders-Lance Inc.	81,000

	Health Care — 8.0%
60,300	Hooper Holmes Inc.†	36,180
3,000	IRIS International Inc.†	28,050
7,000	Metropolitan Health Networks Inc.†	52,290
1,500	Quidel Corp.†	22,695
11,040	Rochester Medical Corp.†	91,522
6,600	SurModics Inc.†	96,756
1,000	Techne Corp.	68,260
2,250	Transcend Services Inc.†	53,393

		449,146

See accompanying notes to schedule of investments.

2

The Gabelli Woodland Small Cap Value Fund

Schedule of Investments (Continued) — December 31, 2011 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Hotels and Gaming — 1.5%
2,520	Gaylord Entertainment Co.†	$60,833
2,400	Pinnacle Entertainment Inc.†	24,384

		85,217

	Machinery — 3.4%
4,664	Key Technology Inc.†	60,352
1,300	Robbins & Myers Inc.	63,115
3,750	TriMas Corp.†	67,313

		190,780

	Publishing — 1.8%
14,000	Journal Communications Inc., Cl. A†	61,600
1,400	Scholastic Corp.	41,958

		103,558

	Restaurants — 1.9%
640	DineEquity Inc.†	27,014
8,000	Famous Dave’s of America Inc.†	83,040

		110,054

	Retail — 5.3%
2,400	Best Buy Co. Inc.	56,088
4,400	Collective Brands Inc.†	63,228
2,000	J. Crew Group Inc., Escrow† (a)	0
2,000	Penske Automotive Group Inc.	38,500
6,150	Regis Corp.	101,782
22,000	ValueVision Media Inc., Cl. A†	41,360

		300,958

Shares		Market Value

	Specialty Chemicals — 5.7%
3,700	A. Schulman Inc.	$78,366
660	FMC Corp.	56,786
2,850	H.B. Fuller Co.	65,864
4,000	PolyOne Corp.	46,200
1,900	Quaker Chemical Corp.	73,891

		321,107

	Telecommunications — 4.8%
1,800	Atlantic Tele-Network Inc.	70,290
6,400	HickoryTech Corp.	70,912
2,400	j2 Global Inc.	67,536
6,000	Neutral Tandem Inc.†	64,140

		272,878

	Transportation — 1.1%
13,000	Air Transport Services Group Inc.†	61,360

	TOTAL COMMON STOCKS	5,651,255

	TOTAL INVESTMENTS — 100.0% (Cost $5,508,879)	$5,651,255

	Aggregate tax cost	$5,517,399

	Gross unrealized appreciation	$847,447
	Gross unrealized depreciation	(713,591)

	Net unrealized appreciation/depreciation	$133,856

(a)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At December 31, 2011, the market value of the fair valued securities amounted to $32 or 0.00% of total investments.
†	Non-income producing security.

See accompanying notes to schedule of investments.

3

The Gabelli Woodland Small Cap Value Fund

Notes to Schedule of Investments (Unaudited)

The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation.  Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined the Gabelli Funds, LLC, the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and nonfinancial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

4

The Gabelli Woodland Small Cap Value Fund

Notes to Schedule of Investments (Continued) (Unaudited)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2011 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs	Total Market Value at 12/31/11
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Equipment and Supplies	$408,986	$32	$409,018
Retail	300,958	0	300,958
Other Industries (a)	4,941,279	—	4,941,279
Total Common Stocks	5,651,223	32	5,651,255
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$5,651,223	$32	$5,651,255

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have significant transfers between Level 1 and Level 2 during the period ended December 31, 2011. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

The following table reconciles Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance as of 9/30/11	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ depreciation	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 12/31/11	Net change in unrealized appreciation/ depreciation during the period on Level 3 investments still held at 12/31/11
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Equipment and Supplies	$32	$—	$—	$—	$—	$—	$—	$—	$32	$—
Retail	0	—	—	—	—	—	—	—	0	—
Total Common Stocks	32	—	—	—	—	—	—	—	32	—
TOTAL INVESTMENTS IN SECURITIES	$32	$—	$—	$—	$—	$—	$—	$—	$32	$—

5

The Gabelli Woodland Small Cap Value Fund

Notes to Schedule of Investments (Continued) (Unaudited)

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers into and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

Foreign Securities.  The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes.  The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information.  The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

6

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.
•

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you.  This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

Gabelli Equity Series Funds, Inc.

The Gabelli Woodland Small Cap Value Fund

One Corporate Center

Rye, New York 10580-1422

800-GABELLI

800-422-3554

fax: 914-921-5118

website: www.gabelli.com

e-mail: info@gabelli.com

Net Asset Value per share available daily by calling

800-GABELLI after 7:00 P.M.

Board of Directors
Mario J. Gabelli, CFA Chairman and Chief Executive Officer GAMCO Investors, Inc.	Robert J. Morrissey Attorney-at-Law Morrissey, Hawkins & Lynch

Anthony J. Colavita President Anthony J. Colavita, P.C.	Kuni Nakamura President Advanced Polymer, Inc.

Vincent D. Enright Former Senior Vice President and Chief Financial Officer KeySpan Corp.	Anthony R. Pustorino Certified Public Accountant, Professor Emeritus Pace University

John D. Gabelli Senior Vice President Gabelli & Company, Inc.	Anthonie C. van Ekris Chairman BALMAC International, Inc.

Salvatore J. Zizza Chairman Zizza & Co., Ltd.

Officers
Bruce N. Alpert President, Secretary, and Acting Chief Compliance Officer	Agnes Mullady Treasurer

Custodian, Transfer Agent, and Dividend Disbursing Agent
State Street Bank and Trust Company

Distributor
G.distributors, LLC

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Woodland Small Cap Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB840Q411QR

The

Gabelli Woodland
Small Cap Value

Fund

FIRST QUARTER REPORT

DECEMBER 31, 2011